Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 01, 2012
Large Cap Core (First Prospectus Summary) | Large Cap Core
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Core Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Large Cap Core Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund -
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the
future, at least $100,000 in the Family of Funds, as defined on page 71   of the
Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares-Class A Shares"
section on page 45 of the Fund's prospectus and the "How to Purchase Shares"
		section on page 36 of the Fund's statement of additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 92 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 71 of the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be
		higher or lower, based on these assumptions your cost would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing, under normal market conditions, at least
80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500 Index. Although a universal definition of large market capitalization companies does not exist, the fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500
Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the
"Investment Manager"), and approximately 50% of its total assets to a Large Cap
Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Fund's assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund's strategies promptly to the extent the percentage of the Fund's assets allocated to either strategy equals or exceeds
60% of the Fund's total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector.
Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC
(Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the
Investment Manager's expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value
		of the stock may never be realized by the market or that the price goes down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available on the Fund's website at
		www.rydex-sgi.com or by calling 1-800-820-0888.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return 3Q 2009 16.38% Lowest Quarter Return 4Q 2008 -22.03%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will
		vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Large Cap Core (First Prospectus Summary) | Large Cap Core | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Large Cap Core (First Prospectus Summary) | Large Cap Core | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	605
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,011
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	605
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,011
Annual Return 2002	rr_AnnualReturn2002	(23.60%)
Annual Return 2003	rr_AnnualReturn2003	20.90%
Annual Return 2004	rr_AnnualReturn2004	7.40%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	12.00%
Annual Return 2007	rr_AnnualReturn2007	(5.10%)
Annual Return 2008	rr_AnnualReturn2008	(37.60%)
Annual Return 2009	rr_AnnualReturn2009	28.80%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Annual Return 2011	rr_AnnualReturn2011	(4.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.86%)
Large Cap Core (First Prospectus Summary) | Large Cap Core | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.52%)
Large Cap Core (First Prospectus Summary) | Large Cap Core | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.79%)
Large Cap Core (First Prospectus Summary) | Large Cap Core | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.51%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,535
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.88%)
Large Cap Core (First Prospectus Summary) | Large Cap Core | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.03%)

[1]	Expense information in the table has been restated to reflect current fees.
[2]	Closed to new subscription